                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21309

             Advent Claymore Convertible Securities and Income Fund
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

         1065 Avenue of the Americas New York, NY               10018
         -----------------------------------------           ----------
         (Address of principal executive offices)            (Zip code)

                           Bruce S. Berger, Treasurer
             Advent Claymore Convertible Securities and Income Fund
                 1065 Avenue of the Americas New York, NY 10018
             ------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-212-386-7407

                    Date of fiscal year end: October 31, 2004

                   Date of reporting period: October 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows: [Provide full text of semi-annual report.]

          Annual                               Advent Claymore Convertible |
          Report                                Securities and Income Fund | AVK
October 31, 2004                                                           |


                             [GRAPHIC APPEARS HERE]


[LOGO OF ADVENTCAPITAL MANAGEMENT, LLC]                    [LOGO OF CLAYMORE(R)]

AVK | Advent Claymore Convertible Securities and Income Fund

                       As of October 31, 2004 (unaudited)

Average Annual Total Returns
---------------------------------------------------------------
(Inception 4/30/03)                         Market          NAV
---------------------------------------------------------------
One Year                                    11.44%        8.93%
Since Inception                              9.88%       15.02%
---------------------------------------------------------------

                                                 % of Long-Term
Top Ten Sectors                                     Investments
---------------------------------------------------------------
Telecommunications                                        13.1%
Insurance                                                 11.9%
Communications, Media and Entertainment                   10.1%
Financial Services                                         7.5%
Utilities - Gas and Electric                               6.2%
Electronic Equipment and Components                        4.9%
Automotive                                                 4.6%
Banking and Finance                                        4.6%
Oil and Gas                                                3.6%
Communications Equipment                                   3.4%
---------------------------------------------------------------

                                                 % of Long-Term
Top Ten Issuers                                     Investments
---------------------------------------------------------------
Lucent Technologies                                        2.8%
Ford Motor Company Capital Trust                           2.4%
ALLTEL Corp.                                               2.3%
Chubb Corp.                                                2.1%
The Hartford Financial Services Group, Inc.                2.0%
Northrop Grumman Corp.                                     2.0%
Xerox Corp.                                                2.0%
Echostar Communications Corp.                              1.9%
FPL Group, Inc.                                            1.9%
Marshall & Ilsley Corp.                                    1.8%
---------------------------------------------------------------

Share Price & NAV Performance
[GRAPHIC APPEARS HERE]

Monthly Dividends Per Share
[GRAPHIC APPEARS HERE]

Portfolio Composition (%of Total Investments)
[GRAPHIC APPEARS HERE]

                                            Annual Report | October 31, 2004 | 1

AVK | Advent Claymore Convertible Securities and Income Fund

                                October 31, 2004

Number of Shares                                                          Value
--------------------------------------------------------------------------------
                 Long-Term Investment - 137.2%

                 Convertible Preferred Stocks - 57.2%

                 Aerospace and Defense - 2.8%
        52,500   Northrop Grumman Corp., Ser. B, 7.00%, 2021     $     6,825,000
        98,000   Northrop Grumman Corp., Ser. E, 7.25%, 2004          10,036,180
--------------------------------------------------------------------------------
                                                                      16,861,180
--------------------------------------------------------------------------------

                 Automotive - 3.3%
       400,000   Ford Motor Company Capital Trust II,
                  6.50%, 2032                                         19,996,000
--------------------------------------------------------------------------------

                 Banking and Finance - 6.3%
       557,500   Marshall & Ilsley Corp., 6.50%, 2007                 15,164,000
       125,000   National Australia Bank, Equity Security
                  Unit, 7.875%                                         4,468,750
       200,000   Sovereign Capital Trust IV, 4.375%, 2034              9,525,000
       170,000   Washington Mutual, Inc., Equity Security
                  Unit, 5.375%, 2041                                   9,095,000
--------------------------------------------------------------------------------
                                                                      38,252,750
--------------------------------------------------------------------------------

                 Communications Equipment - 2.0%
        10,400   Lucent Technologies Capital Trust I, 7.75%, 2017     12,187,552
--------------------------------------------------------------------------------

                 Communications, Media and
                  Entertainment - 2.4%
       179,703   Emmis Communications Corp., Ser. A, 6.25%             7,718,244
       150,000   Interpublic Group of Cos., Ser. A,
                  5.375%, 2006                                         6,960,000
--------------------------------------------------------------------------------
                                                                      14,678,244
--------------------------------------------------------------------------------

                 Electronic Equipment and Components - 0.5%
        61,000   Agilysys, Inc., 6.75%, 2028                           3,385,500
--------------------------------------------------------------------------------

                 Financial Services - 3.3%
       100,000   Goldman Sachs Group, Inc., 6.75%, 2006               10,640,500
       389,120   Lehman Brothers Holdings, Inc., Ser.
                  GIS, 6.25%, 2007                                     9,755,238
--------------------------------------------------------------------------------
                                                                      20,395,738
--------------------------------------------------------------------------------

                 Insurance - 16.3%
       462,150   Chubb Corp., Ser. A, 7.00%, 2005                     12,912,471
       165,000   Chubb Corp., Ser. B, 7.00%, 2006                      4,661,250
       453,922   Genworth Financial, Inc., 6.00%, 2007                13,290,836
       196,000   Prudential Financial, Inc., 6.75%, 2004              13,527,920
        70,000   Reinsurance Group of America, Equity Security
                  Unit, 5.75%, 2050                                    4,130,000
       141,300   The Hartford Financial Services
                  Group, Inc., 6.00%, 2006                             7,962,255
       159,000   The Hartford Financial Services
                  Group, Inc., 7.00%, 2006                             9,121,830
       367,000   The PMI Group, Inc., Ser. A, 5.875%, 2006             9,175,000
       417,497   UnumProvident Corp., 8.25%, 2006                     12,403,836
       500,000   XL Capital Ltd., 6.50%, 2007                         12,000,000
--------------------------------------------------------------------------------
                                                                      99,185,398
--------------------------------------------------------------------------------

                 Office Equipment - 2.1%
        99,600   Xerox Corp., 6.25%, 2006                        $    13,164,132
--------------------------------------------------------------------------------

                 Oil and Gas - 1.5%
       121,507   Amerada Hess Corp., 7.00%, 2006                       8,900,388
--------------------------------------------------------------------------------

                 Real Estate Investment Trusts - 1.4%
       155,000   Simon Property Group LP, 6.00%                        8,427,350
--------------------------------------------------------------------------------

                 Retail - Specialty Stores - 2.4%
       301,500   Toys "R" Us, Inc., 6.25%, 2005                       14,475,015
--------------------------------------------------------------------------------

                 Telecommunications - 4.7%
       384,447   ALLTEL Corp., 7.75%, 2005                            19,491,463
       369,728   CenturyTel, Inc., Ser. A, 6.875%, 2005                9,298,659
--------------------------------------------------------------------------------
                                                                      28,790,122
--------------------------------------------------------------------------------

                 Utilities - Gas and Electric - 8.2%
        99,085   AES Trust VII, 6.00%, 2008                            4,842,779
       239,269   Aquila, Inc., 6.75%, 2007                             7,321,632
       221,000   FPL Group, Inc., Ser. A, 8.50%, 2005                 12,632,360
        52,900   FPL Group, Inc., Ser. B, 8.00%, 2006                  3,002,075
       210,000   KeySpan Corp., 8.75%, 2005                           11,256,000
       320,800   Oneok, Inc., 8.50%, 2006                             10,804,544
--------------------------------------------------------------------------------
                                                                      49,859,390
--------------------------------------------------------------------------------

                 Total Convertible Preferred Stocks
                 (Cost $321,071,839)                                 348,558,759
--------------------------------------------------------------------------------

See notes to financial statements.

2 | Annual Report | October 31, 2004

AVK | Advent Claymore Convertible Securities and Income Fund | Portfolio of Investments continued

Principal Amount                                                          Value
--------------------------------------------------------------------------------
                 Corporate Bonds - 49.3%

                 Aluminum, Steel and Other Metals - 1.5%
$     2,500,000  Freeport-McMoRan Copper & Gold, Inc., B
                  10.125%, 2/01/10, Senior Notes                 $     2,818,750
      3,218,000  Shaw Group, Inc., BB- 10.75%,
                  3/15/10, Senior Notes                                3,451,305
      2,615,000  United States Steel LLC, BB-
                  10.75%, 8/01/08, Senior Notes                        3,111,850
--------------------------------------------------------------------------------
                                                                       9,381,905
--------------------------------------------------------------------------------

                 Automotive - 0.8%
      5,000,000  Dura Operating Corp., Ser. D, B-
                  9.00%, 5/01/09, Company Guarantee Notes              4,812,500
--------------------------------------------------------------------------------

                 Chemicals - 3.5%
      2,897,000  BCP Caylux Holdings Luxembourg SCA, B-
                  9.625%, 6/15/14, Senior
                  Subordinated Notes (a)                               3,259,125
     10,000,000  Equistar Chemical/Funding, B+
                  10.125%, 9/01/08, Senior Notes                      11,537,500
      2,763,000  Huntsman LLC, CCC+
                  9.32%,7/15/11, Company Guarantee Notes (a)(b)        2,977,133
      3,600,000  Lyondell Chemical Co., B-
                  10.875%, 5/01/09, Senior
                  Subordinated Notes                                   3,838,500
--------------------------------------------------------------------------------
                                                                      21,612,258
--------------------------------------------------------------------------------

                 Commercial Services - 0.8%
      4,809,000  Language Line, Inc., CCC+
                  11.125%, 6/15/12, Senior Subordinated Notes (a)      5,169,675
--------------------------------------------------------------------------------

                  Communications Equipment - 0.9%
      5,166,000  Superior Essex Communications LLC/Essex Group,
                  Inc., B 9.00%, 4/15/12, Senior Notes                 5,269,320
--------------------------------------------------------------------------------

                 Communications, Media and Entertainment - 7.8%
      7,000,000  Cablevision System Corp., B+
                  8.00%, 4/15/12, Senior Notes (a)                     7,560,000
     10,675,000  Mediacom LLC, B
                  9.50%, 1/15/13, Senior Notes                        10,514,875
      3,000,000  Rainbow National Services LLC, CCC+
                  8.75%, 9/01/12, Senior Notes (a)                     3,225,000
4,250,000 euros  Telenet Communication NV, B-
                  9.00%, 12/15/13, Senior Notes (a)                    5,838,707
      7,000,000  Vertis, Inc., Ser. B, B-
                  10.875%, 6/15/09, Senior Notes                       7,665,000
      3,522,000  XM Satellite Radio, Inc., CCC+
                  12.00%, 6/15/10, Senior Secured Notes                4,164,765
      8,000,000  Young Broadcasting, Inc., CCC+
                  10.00%, 3/01/11, Senior Subordinated Notes           8,440,000
--------------------------------------------------------------------------------
                                                                      47,408,347
--------------------------------------------------------------------------------

                 Containers & Packaging - 0.9%
$     5,287,000  Solo Cup Co., B- 8.50%, 2/15/14,
                  Senior Subordinated Notes                      $     5,220,912
--------------------------------------------------------------------------------

                 Electronic Equipment and Components - 1.7%
     10,000,000  Advanced Micro Devices, Inc., B- 7.75%,
                  11/01/12, Senior Notes (a)                          10,075,000
--------------------------------------------------------------------------------

                 Financial Services - 3.2%
      7,727,000  E*Trade Financial Corp., B+
                  8.00%, 6/15/11, Senior Notes (a)                     8,190,620
      7,200,000  Leucadia National Corp., BB
                  7.00%, 8/15/13, Senior Notes                         7,380,000
      3,470,000  REFCO Finance Holdings LLC, B
                  9.00%, 8/01/12, Company Guarantee Notes (a)          3,764,950
--------------------------------------------------------------------------------
                                                                      19,335,570
--------------------------------------------------------------------------------

                 Forest Products - 1.0%
      6,000,000  Tembec Industries, Inc., BB-
                  8.50%, 2/01/11, Company Guarantee Notes              6,135,000
--------------------------------------------------------------------------------

                  Health and Medical Facilities - 0.2%
      1,112,000  National Mentor, Inc., B-
                  9.625%, 12/01/12, Senior Subordinated Notes (a)      1,145,360
--------------------------------------------------------------------------------

                  Health Care Products and Services - 3.6%
      5,000,000  Alliance Imaging, Inc., B-
                  10.375%, 4/15/11, Senior Subordinated Notes          5,550,000
     10,000,000  Encore Medical IHC, Inc., CCC+ 9.75%,
                  10/01/12, Senior Subordinated Notes (a)              9,850,000
      6,000,000  NDCHealth Corp., B
                  10.50%, 12/01/12, Company Guarantee Notes            6,390,000
--------------------------------------------------------------------------------
                                                                      21,790,000
--------------------------------------------------------------------------------

                  Leisure and Entertainment - 0.7%
      4,000,000  AMC Entertainment, Inc., CCC+
                  9.875%, 2/01/12, Senior
                  Subordinated Notes                                   4,300,000
--------------------------------------------------------------------------------

                  Office Equipment - 0.6%

        295,000  Danka Business Systems, B+
                  11.00%, 6/15/10, Senior Notes                          311,225
      3,500,000  Xerox Capital Trust I, B-
                  8.00%, 2/01/27, Company Guarantee Notes              3,517,500
--------------------------------------------------------------------------------
                                                                       3,828,725
--------------------------------------------------------------------------------

                 Oil and Gas - 3.5%
        791,000  Hanover Compressor Co., B
                  9.00%, 6/01/14, Senior Notes                           885,920
      9,000,000  Petrobras International Finance Co., NR
                  9.125%, 7/02/13, Senior Notes                        9,855,000
      7,000,000  Seitel, Inc., B-
                  11.75%, 7/15/11, Senior Notes (a)                    7,315,000
      3,000,000  Williams Cos., Inc., B+
                  8.125%, 3/15/12, Senior Notes                        3,540,000
--------------------------------------------------------------------------------
                                                                      21,595,920
--------------------------------------------------------------------------------

See notes to financial statements.

                                            Annual Report | October 31, 2004 | 3

AVK | Advent Claymore Convertible Securities and Income Fund | Portfolio of Investments continued

Principal Amount                                                          Value
--------------------------------------------------------------------------------

                 Corporate Bonds (continued)

                 Pharmaceuticals - 1.7%
$    10,000,000  Athena Neurosciences Finance LLC, B-
                  7.25%, 2/21/08, Senior Notes                   $    10,462,500
--------------------------------------------------------------------------------

                 Printing - 0.3%
      1,581,000  Cadmus Communications Corp., B
                  8.375%, 6/15/14, Senior Subordinated Notes           1,715,385
--------------------------------------------------------------------------------

                 Publishing - 2.4%
      2,940,000  Dex Media West, B 9.875%, 8/15/13,
                  Senior Subordinated Notes (a)                        3,491,250
     11,000,000  PRIMEDIA, Inc., B8.00%, 5/15/13,
                  Senior Notes (a)                                    11,082,500
--------------------------------------------------------------------------------
                                                                      14,573,750
--------------------------------------------------------------------------------

                 Real Estate Investment Trust - 0.7%
      2,566,000  American Real Estate Partners
                  LP/American Real Estate Finance Corp., BB
                  8.125%, 6/01/12, Senior Notes (a)                    2,719,960
      1,531,000  Felcor Lodging LP, B- 9.50%, 9/15/08,
                  Senior Notes                                         1,615,205
--------------------------------------------------------------------------------
                                                                       4,335,165
--------------------------------------------------------------------------------

                 Retail - Specialty Stores - 1.3%

                 Rite Aid Corp.
      3,500,000  9.50%, 2/15/11, Senior Secured Notes, B+              3,893,750
      4,000,000  9.25%, 6/01/13, Senior Notes, B-                      4,190,000
--------------------------------------------------------------------------------
                                                                       8,083,750
--------------------------------------------------------------------------------

                 Telecommunications - 11.8%

                 Alamosa Delaware, Inc.
      3,298,000  11.00% 7/31/10, Senior Notes, CCC                     3,875,150
      2,000,000  8.50%, 1/31/12, Senior Notes, CCC                     2,130,000
--------------------------------------------------------------------------------

                 Centennial Cellular Co.
      2,000,000  10.125%, 6/15/13, Company Guarantee
                  Notes, CCC (a)                                       2,180,000
      5,673,000  10.125%, 6/15/13, Company Guarantee
                  Notes, CCC                                           6,183,570
      7,500,000  Crown Castle International Corp.,
                  CCC 10.75%, 8/01/11, Senior Notes                    8,343,750
      4,000,000  Dobson Cellular Systems, CCC 9.875%,
                  11/01/12, Secured Notes (a)                          4,000,000
      6,000,000  Fairpoint Communication, Inc., B-
                  12.50%, 5/01/10, Senior Subordinated Notes           6,450,000
      8,158,000  Madison River Capital, CCC+ 13.25%,
                  3/01/10, Senior Notes                                8,729,060
     10,000,000  MCI, Inc., NR 7.735%, 5/01/14, Senior Notes           9,662,500
      2,240,000  PanAmSat Corp., B+ 9.00%, 8/15/14,
                  Company Guarantee Notes (a)                          2,385,600
      5,420,000  Rural Cellular Corp., B- 8.25%, 3/15/12,
                  Senior Secured Notes (a)                             5,718,100
     10,000,000  Qwest Corp., BB- 7.875%, 9/01/11,
                  Senior Notes (a)                                    10,700,000
      1,385,000  US Unwired, Inc., Ser. B, CCC- 10.00%,
                  6/15/12, Secured Notes                               1,506,187
--------------------------------------------------------------------------------
                                                                      71,863,917
--------------------------------------------------------------------------------

                 Utilities - Gas and Electric - 0.4%
$     2,000,000  Sierra Pacific Resources, B- 8.625%,
                  3/15/14, Senior Notes                          $     2,280,000
--------------------------------------------------------------------------------
                 Total Corporate Bonds
                 (Cost $283,377,880)                                 300,394,959
--------------------------------------------------------------------------------

                 Convertible Bonds - 30.7%

                 Airlines - 0.5%
      3,000,000  ExpressJet Holdings, Inc., NR
                  4.25%, 8/01/23, Senior Convertible Notes             2,880,000
--------------------------------------------------------------------------------

                 Aluminum, Steel and Other Metals - 1.2%
                 Freeport-McMoRan Copper & Gold, Inc.
      3,112,000  7.00%, 2/11/11, Senior Convertible Notes, B           4,524,070
      2,000,000  7.00%, 2/11/11, Senior Convertible
                  Notes, B (a)                                         2,907,500
--------------------------------------------------------------------------------
                                                                       7,431,570
--------------------------------------------------------------------------------

                 Automotive - 2.3%
        600,000  General Motors Corp, Ser. B, BBB- 5.25%,
                  3/06/32, Senior Unsecured Convertible
                  Debentures                                          13,986,000
--------------------------------------------------------------------------------

                 Biotechnology - 0.9%

      5,783,000  Cubist Pharmaceuticals, NR
                  5.50%, 11/01/08, Subordinated
                  Convertible Notes                                    5,363,733
--------------------------------------------------------------------------------

                 Commercial Services - 1.6%
      5,000,000  The BISYS Group, Inc., NR
                  4.00%, 3/15/06, Convertible Notes                    4,925,000
      5,000,000  Quanta Services, Inc., B
                  4.50%, 10/01/23, Subordinated Debentures             5,181,250
--------------------------------------------------------------------------------
                                                                      10,106,250
--------------------------------------------------------------------------------

                 Communications Equipment - 1.8%
     10,175,000  Lucent Technologies, Inc., CCC+
                  8.00%, 8/01/31, Convertible Notes                   11,306,969
--------------------------------------------------------------------------------

                 Communications, Media and Entertainment - 3.7%
     15,428,000  Echostar Communications Corp., B 5.75%,
                  5/15/08, Subordinated Convertible Notes             15,871,555
      6,830,000  Charter Communications, Inc., CCC- 5.75%,
                  10/15/05, Senior Unsecured Convertible
                  Debentures                                           6,454,350
--------------------------------------------------------------------------------
                                                                      22,325,905
--------------------------------------------------------------------------------

                 Computers - Software and Peripherals - 2.1%
      8,166,000  Mercury Interactive Corp., NR
                  4.75%, 7/01/07, Convertible Notes                    8,135,378
--------------------------------------------------------------------------------

                 Quantum Corp., B
      5,000,000  4.375%, 8/01/10, Subordinated
                  Convertible Notes                                    4,768,750
--------------------------------------------------------------------------------
                                                                      12,904,128
--------------------------------------------------------------------------------

                 E-Commerce - 2.1%
     13,066,000  Amazon.com, Inc., B- 4.75%, 2/01/09,
                  Senior Subordinated Convertible Debentures          13,147,662
--------------------------------------------------------------------------------

See notes to financial statements.

4 | Annual Report | October 31, 2004

AVK | Advent Claymore Convertible Securities and Income Fund | Portfolio of Investments continued

Principal Amount                                                         Value
-------------------------------------------------------------------------------

                 Electronic Equipment and Components - 4.5%
$    10,589,000  Agere Systems, Inc., B                          $   10,919,906
                  6.50%, 12/15/09, Subordinated
                  Convertible Notes
      7,800,000  ASM Lithography, NR
                  5.75%, 10/15/06, Subordinated
                  Convertible Notes                                   8,708,700
      8,000,000  Fairchild Semiconductor
                  International, Inc., B
                  5.00%, 11/01/08, Company Guarantee Notes            8,040,000
-------------------------------------------------------------------------------
                                                                     27,668,606
-------------------------------------------------------------------------------

                 Financial Services - 3.8%
      4,847,000  E*TRADE Group, B-
                  6.00%, 2/01/07, Subordinated
                  Convertible Notes                                   4,980,293
      7,710,000  IOS Capital LLC, B+
                  5.00%, 5/10/07, Subordinated
                  Convertible Notes (a)                               7,922,025
     10,000,000  Merrill Lynch & Co., Inc., A+
                  6.50%, 8/31/06, Convertible Notes (a)              10,116,556
-------------------------------------------------------------------------------
                                                                     23,018,874
-------------------------------------------------------------------------------

                 Health and Medical Facilities - 1.9%
     11,472,000  Lifepoint Hospitals Holdings, Inc., NR
                  4.50%, 6/01/09, Subordinated
                  Convertible Notes                                  11,414,640
-------------------------------------------------------------------------------

                 Health Care Products and Services  - 1.1%
      7,000,000  Enzon, Inc., NR
                  4.50%, 7/01/08, Subordinated
                  Convertible Notes                                   6,623,750
-------------------------------------------------------------------------------

                 Retail - Department Stores - 1.0%
      5,000,000  J.C.Penney Co., Inc., BB-
                  5.00%, 10/15/08, Subordinated
                  Convertible Notes                                   6,112,500
-------------------------------------------------------------------------------
                 Telecommunications - 1.5%
      8,700,000  Nextel Communications, Inc., BB
                  5.25%, 1/15/10, Senior
                  Convertible Notes                                   8,906,625
-------------------------------------------------------------------------------

                 Transportation - 0.7%
      4,500,000  CP Ships Ltd., BB+
                  4.00%, 6/24/09, Senior
                  Subordinated Convertible Notes (a)                  4,235,625
-------------------------------------------------------------------------------

                 Total Convertible Bonds
                 (Cost $180,421,573)                                187,432,837
-------------------------------------------------------------------------------

                 Total Long-Term Investments
                 (Cost $784,871,292)                                836,386,555
-------------------------------------------------------------------------------

                 Short-Term Investments - 8.0%
     30,000,000  Dreyfus Treasury                                $   30,000,000
     18,893,920  Goldman Sachs Financial Prime Obligations           18,893,920
-------------------------------------------------------------------------------
                 (Cost $48,893,920)                                  48,893,920
-------------------------------------------------------------------------------

                 Total Investments
                 (Cost $833,765,212) - 145.2%                       885,280,475
                 Liabilities in excess of other assets - (0.1%)        (825,244)
                 Preferred Stock, at redemption value - (-45.1%
                  of Net Assets Applicable to Common
                  Shareholders or -31.1% of Total Investments)     (275,000,000)
-------------------------------------------------------------------------------

                 Net Assets Applicable to Common
                  Shareholders - 100.0%                          $  609,455,231
-------------------------------------------------------------------------------

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004 these securities amounted to $135,829,686 or 22.3% of net assets.

(b)     Floating rate security.

        Ratings shown are per Standard & Poor's and are unaudited. Securities classified as NR are not rated by Standard & Poor's. All percentages shown in the portfolio of investments are based on net assets applicable to Common Shareholders unless otherwise noted.

See notes to financial statements.

                                            Annual Report | October 31, 2004 | 5

AVK | Advent Claymore Convertible Securities and Income Fund

                                October 31, 2004

Assets
  Investments in securities, at value (cost $833,765,212)       $   885,280,475
  Cash                                                                2,288,803
  Receivable for securities sold                                     55,027,823
  Interest receivable                                                 9,686,100
  Dividends receivable                                                2,895,177
  Other assets                                                           41,845
--------------------------------------------------------------------------------
    Total assets                                                    955,220,223
--------------------------------------------------------------------------------
Liabilities
  Payable for securities purchased                                   69,403,654
  Net unrealized depreciation on interest rate swaps                    429,338
  Advisory fee payable                                                  317,871
  Dividends payable - preferred shares                                  131,081
  Servicing fee payable                                                  93,491
  Offering costs payable                                                 77,709
  Accrued expenses and other liabilities                                311,848
--------------------------------------------------------------------------------
    Total liabilities                                                70,764,992
--------------------------------------------------------------------------------
Preferred Stock, at redemption value
  $.001 par value per share, 11,000 Auction Market
   Preferred Shares authorized, issued and outstanding
   at $25,000 per share liquidation preference                      275,000,000
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shareholders                    $   609,455,231
--------------------------------------------------------------------------------
Composition of Net Assets Applicable to Common Shareholders
  Common Stock, $.001 par value per share;
  Unlimited number of shares authorized, 23,352,574
   shares issued and outstanding                                $        23,353
  Additional paid-in capital                                        553,061,848
  Undistributed net investment income                                 9,974,419
  Accumulated net realized loss on investments,
   interest rate swaps and foreign currency transactions             (4,695,852)
  Accumulated net unrealized appreciation on
   investments, interest rate swaps and foreign
   Currency translation                                              51,091,463
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shareholders                    $   609,455,231
--------------------------------------------------------------------------------
Net Assets Value Applicable to common Shareholders
  (based on 23,352,574 common shares outstanding)               $         26.10
--------------------------------------------------------------------------------

See notes to financial statements.

6 | Annual Report | October 31, 2004

AVK | Advent Claymore Convertible Securities and Income Fund

                       For the Year Ended October 31, 2004

Investment Income
  Interest (net of foreign                    $  37,398,206
   withholding taxes of $13,954)
  Dividends                                      25,416,143
----------------------------------------------------------------------------
    Total income                                              $   62,814,349
----------------------------------------------------------------------------
Expenses
  Advisory fee                                    4,717,268
  Servicing agent fee                             1,834,493
  Auction agent fee - preferred stock               669,816
  Fund accounting                                   143,436
  Administration fee                                142,388
  Audit                                             108,633
  Transfer agent                                    108,627
  Printing                                          108,461
  Custodian                                         103,863
  Insurance                                          82,946
  Trustees                                           65,239
  Legal                                              57,028
  NYSE listing                                       39,041
  Rating agency fee                                  34,388
  ICI dues                                           28,280
  Miscellaneous                                      25,800
----------------------------------------------------------------------------
    Total expenses                                                 8,269,707
  Advisory and Servicing agent fees waived                        (1,747,136)
----------------------------------------------------------------------------
    Net expenses                                                   6,522,571
----------------------------------------------------------------------------
    Net investment income                                         56,291,778
----------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments, Interest Rate Swaps and
 Foreign Currency Transactions:
  Net realized gain (loss) on:
    Investments                                                    3,247,557
    Interest rate swaps                                              114,046
    Foreign currency transactions                                   (296,236)
  Net change in unrealized appreciation
   (depreciation) on:
    Investments                                                     (764,823)
    Interest rate swaps                                             (429,338)
    Foreign Currency translation                                       5,538
----------------------------------------------------------------------------
  Net gain on investments, interest
   rate swaps and foreign currency transactions                    1,876,744
----------------------------------------------------------------------------
Dividends to Auction Preferred
 Shareholders from
  Net investment income                                           (3,556,968)
----------------------------------------------------------------------------
Net increase in Net Assets Applicable to Common
 Shareholders Resulting from Operations                       $   54,611,554
----------------------------------------------------------------------------

See notes to financial statements.

                                            Annual Report | October 31, 2004 | 7

AVK | Advent Claymore Convertible Securities and Income Fund

                                                                            For the Period
                                                                For the     April 30, 2003*
                                                             Year Ended            through
                                                       October 31, 2004   October 31, 2003
------------------------------------------------------------------------------------------
Increase in Net Assets Applicable to Common
  Shareholders Resulting from Operations:
  Net investment income                                $     56,291,778   $     21,594,134
  Net realized gain on investments, interest rate
   swaps and foreign currency transactions                    3,065,367          3,115,360
  Net change in unrealized appreciation
   (depreciation) on investments, interest rate
   swaps and foreign currency translation                    (1,188,623)        52,280,086
Dividends to Auction Preferred Shareholders from:
  Net investment income                                      (3,556,968)          (674,649)
------------------------------------------------------------------------------------------
  Net increase in net assets applicable to Common
   Shareholders resulting from operations                    54,611,554         76,314,931
------------------------------------------------------------------------------------------
Dividends and Distributions to Common
 Shareholders from:
  Net investment income                                     (50,250,068)       (20,051,548)
  Net realized gain on investments                           (4,254,839)                 -
------------------------------------------------------------------------------------------
                                                            (54,504,907)       (20,051,548)
------------------------------------------------------------------------------------------
Capital Share Transactions:
  Net proceeds from the issuance of Common Shares                     -        554,137,491
  Reinvestment of dividends                                           -          1,185,923
  Common and preferred shares' offering and
   organization expenses charged to paid-in-capital
   in excess of par value                                    (1,066,352)        (1,271,861)
------------------------------------------------------------------------------------------
  Net increase (decrease) from capital share
  transactions                                               (1,066,352)       554,051,553
------------------------------------------------------------------------------------------
  Total increase (decrease)                                    (959,705)       610,314,936
Net Assets Applicable to Common Shareholders
  Beginning of period                                       610,414,936            100,000
------------------------------------------------------------------------------------------
  End of period (including undistributed net
   investment income of $9,974,419 in 2004 and
   $785,167 in 2003, respectively)                     $    609,455,231   $    610,414,936
------------------------------------------------------------------------------------------

* Commencement of operations.

See notes to financial statements.

8 | Annual Report | October 31, 2004

AVK | Advent Claymore Convertible Securities and Income Fund

                                                                             For the Period
                                                               For the       April 30, 2003/(a)/
Per share operating performance for a share                 Year Ended              through
of common stock outstanding throughout the period      October 31,2004      October 31,2003
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $         26.14/(b)/ $         23.88/(b)/
-------------------------------------------------------------------------------------------
Income from investment operations
  Net investment income                                           2.41                 0.93
  Net realized and unrealized gain on
   investments, interest rate swaps and foreign
   currency transactions                                          0.08                 2.28
Dividends to preferred shareholders from net
 investment income (common stock equivalent basis)               (0.15)               (0.03)
-------------------------------------------------------------------------------------------
    Total from investment operations                              2.34                 3.18
-------------------------------------------------------------------------------------------
Common and preferred shares' offering and
 organization expenses charged to
 paid-in-capital in excess of par value                          (0.05)               (0.06)
-------------------------------------------------------------------------------------------
Dividends and distributions to Common
 Shareholders
  Net investment income                                          (2.15)               (0.86)
  Net realized gain                                              (0.18)                   -
-------------------------------------------------------------------------------------------
    Total dividends and distributions to Common
     Shareholders                                                (2.33)               (0.86)
-------------------------------------------------------------------------------------------
Net asset value, end of period                         $         26.10      $         26.14
-------------------------------------------------------------------------------------------
Market value, end of period                            $         25.41      $         24.95
-------------------------------------------------------------------------------------------
Total investment return/(c)/
  Net asset value                                                 8.93%               13.29%
  Market value                                                   11.44%                3.40%
Ratios and supplemental data

Net assets, applicable to Common
 Shareholders, end of period (thousands)               $       609,455      $       610,415
Preferred shares, at redemption value,
 ($25,000 per share liquidation preference)
 (thousands)                                           $       275,000      $       215,000
Preferred shares asset coverage per share              $        80,405      $        95,978
Ratios to Average Net Assets applicable to
 Common Shares:/(d)(e)/
  Net Expenses, after fee waiver                                  1.05%                0.88%
  Net Expenses, before fee waiver                                 1.33%                1.12%
  Net Investment Income, after fee waiver,
   prior to effect of dividends to preferred share                9.07%                7.51%
  Net Investment Income, before fee waiver,
   prior to effect of dividends to preferred share                8.79%                7.27%
  Net Investment Income, after fee waiver,
   after effect of dividends to preferred share                   8.49%                7.28%
  Net Investment Income, before fee waiver,
   after effect of dividends to preferred share                   8.21%                7.04%
Ratios to Average Managed Assets:/(d)(f)/
  Net Expenses, after few waiver                                  0.75%                0.73%
  Net Expenses, before fee waiver                                 0.95%                0.93%
  Net Investment Income, after fee waiver,
   prior to effect of dividends to preferred share                6.44%                6.27%
  Net Investment Income, before fee waiver,
   prior to effect of dividends to preferred share                6.24%                6.07%
Portfolio turnover rate                                            112%                  34%

(a)  Commencement of operations.

(b) Before reimbursement of offering expenses charged to capital during the period.

(c) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value ("NAV") or market price per share. Dividends and distributions are assumed to be reinvested at NAV returns or the prices obtained under the Fund's Dividend Reinvestment Plan for market value returns. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e) The October 31, 2003 annual report incorrectly characterized the ratios to Managed Assets as ratios to Average Net Assets applicable to Common Shares. The above presentation correctly characterizes these ratios.

(f) Managed assets is equal to net assets applicable to Common Shareholders plus outstanding leverage such as the liquidation value of preferred shares.

See notes to financial statements.

                                            Annual Report | October 31, 2004 | 9

AVK | Advent Claymore Convertible Securities and Income Fund

                                October 31, 2004

Note 1 - Organization:
Advent Claymore Convertible Securities and Income Fund (the "Fund") was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

Note 2 - Accounting Policies:
The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

The following is a summary of significant accounting policies followed by the Fund.

(a)Valuation of Investments

Readily marketable portfolio securities listed on an exchange or trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are generally valued at their last sale price on the business day as of which such value is being determined. If no sales are reported, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Fund's Board of Trustees shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one securities exchange are valued based upon the price from the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter, but excluding securities admitted to trading on the NASDAQ national list, are valued at the mean of the current bid and asked prices. However, substantially all fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Trustees to reflect the fair value of such securities.

Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the date of the transaction.

Foreign exchange gain or loss resulting from the sale of an investment, holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund's accounting records on the date of receipt are shown as net realized gains or losses on foreign currency translations in the respective Fund's statement of operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, are shown as unrealized appreciation (depreciation) on foreign currency translations.

(d) Swaps

The Fund may enter into swap agreements to manage its exposure to interest rates and/or credit risk. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. The swaps are valued weekly at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund's basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement. The swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statements of Assets and Liabilities.

Realized gain (loss) upon termination of swap contracts is recorded on the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) of swap contracts. Net periodic payments received by the Fund are included as part of realized gains (losses) and/or unrealized appreciation (depreciation) on the Statement of Operations.

(e) Securities Lending

The Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

10 | Annual Report | October 31, 2004

AVK | Advent Claymore Convertible Securities and Income Fund | Notes to Financial Statements continued

(f) Concentration of Risk

It is the Fund's policy to invest a significant portion of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investment include features which render them more sensitive to price changes in their underlying securities. Consequently, this exposes the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

Note 3 - Investment Management Agreement, Servicing Agreement and Other
         Agreements:

Pursuant to the Investment Management Agreement (the "Agreement") between the Fund and the Advisor, the Advisor is responsible for the daily management of the Fund's portfolio of investments, which includes buying and selling securities for the Fund, as well as investment research. The Advisor will receive an annual fee from the Fund based on the average value of the Fund's Managed Assets which includes the amount from the issuance of the Preferred Shares. In addition, subject to the approval of the Fund's Board of Trustees, a pro rata portion of the salaries, bonuses, health insurance, retirement benefits and similar employment costs for the time spent on Fund operations (other than the provision of services required under the Agreement) of all personnel employed by the Advisor who devote substantial time to Fund operations may be reimbursed by the Fund to the Advisor. For the year ended October 31, 2004, no one has been reimbursed by the Fund. The annual fee will be determined as follows:

(a) If the average of the Fund's Managed Assets (calculated monthly) is greater than $250 million, the fee will be a maximum amount equal to 0.54% of the average value of the Fund's Managed Assets. In addition, the Advisor has voluntarily agreed to waive receipt of a portion of the management fee or other expenses of the Fund in the amount of 0.115% of the average values of the Managed Assets for the first five years of the Fund's operations and for a declining amount for an additional three years.

(b) If the average value of the Fund's Managed Assets (calculated monthly) is $250 million or less, the fee will be a maximum amount equal to 0.55% of the average value of the Fund's Managed Assets. In addition, the Advisor has voluntarily agreed to waive receipt of a portion of the management fee or other expenses of the Fund in the amount of 0.025% of the average values of the Managed Assets for the first five years of the Fund's operations, after which the Advisor anticipates that it will not waive any portion of the management fee.

Pursuant to a Servicing Agreement, the Servicing Agent will act as servicing agent to the Fund. The Servicing Agent will receive an annual fee from the Fund, which will be based on the average value of the Fund's Managed Assets. The fee will be determined as follows:

(a) If the average value of the Fund's Managed Assets (calculated monthly) is greater than $250 million, the fee will be a maximum amount equal to 0.21% of the average value of the Fund's Managed Assets. In addition, the Servicing Agent has voluntarily agreed to waive receipt of a portion of the servicing fee of the Fund in the amount of 0.085% of the average values of the Managed Assets for the first five years of the Fund's operations and for a declining amount for an additional three years.

(b) If the average value of the Fund's Managed Assets (calculated monthly) is $250 million or less, the fee will be a maximum amount equal to 0.20% of the average value of the Fund's Managed Assets. In addition, the Servicing Agent has Voluntarily agreed to waive receipt of a portion of the servicing fee of the Fund in the amount of 0.175% of the average values of the Managed Assets for the first five years of the Fund's operations and for a declining amount for an additional three years.

The fee waivers of the Advisor and the Servicing Agent are contractual commitments of more than one year.

The Bank of New York ("BNY") acts as the Fund's custodian, administrator and transfer agent. As custodian, BNY is responsible for the custody of the Fund's assets. As administrator, BNY is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNY is responsible for performing transfer agency services for the Fund.

Note 4 - Federal Income Taxes:

The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

In order to present paid-in capital in excess of par and accumulated net realized gains or losses on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gains or losses on investments. For the year ended October 31, 2004, the adjustments were to decrease accumulated net realized gain on investments by $6,704,510 and increase undistributed net investment income by $6,704,510 due to the difference in the treatment for book and tax purposes of certain investments.

At October 31, 2004, the cost and related gross unrealized appreciation and depreciation for tax purposes are as follows:

                                                                     Net tax
                                                    Net tax       unrealized
                                                 unrealized     appreciation/   Undistributed   Undistributed
      Cost of                                 appreciation/    (depreciation)        ordinary       long-term
  investments      Gross tax      Gross tax   (depreciation)  on derivatives          income/          gains/
      for tax     unrealized     unrealized              on      and foreign     (accumulated   (accumulated
     purposes   appreciation   depreciation     investments         currency   ordinary loss)   capital loss)
-------------------------------------------------------------------------------------------------------------
$ 835,976,409  $  52,139,378  $  (2,835,312)  $  49,304,066   $    (423,800)   $   10,585,189   $  (3,095,426)

The differences between book basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax deferral of losses on wash sales and additional income accrued for tax purposes on the convertible preferred stock.

                                           Annual Report | October 31, 2004 | 11

AVK | Advent Claymore Convertible Securities and Income Fund | Notes to Financial Statements continued

For the year ended October 31, 2004 and the period ended October 31, 2003, the tax character of distributions paid, as reflected in the statement of changes in net assets, of $58,061,875 and $20,726,197, respectively, was ordinary income.

For federal income tax purposes, the Fund has a capital loss carryforward of $3,095,426, which expires October 31, 2012. Capital loss carryforwards are available to offset future capital gains, if any.

Note 5 - Investments in Securities:

For the year ended October 31, 2004, purchases and sales of investments, other than short-term securities, were $974,059,324 and $950,934,019, respectively.

The Fund entered into interest rate swap agreements during the year ended October 31, 2004. Details of the swap agreements outstanding as of October 31, 2004 were as follows:

                                        Notional                                Unrealized
                        Termination       Amount   Fixed        Floating      Appreciation
Counterparty                   Date        (000)    Rate           Rate     (Depreciation)
------------------------------------------------------------------------------------------
JP Morgan Chase & Co.    01/10/2005   $   30,000    1.47%  3 Month LIBOR   $       (67,368)

JP Morgan Chase & Co.    04/19/2005       30,000    1.66%  3 Month LIBOR            84,532

JP Morgan Chase & Co.    07/11/2005       30,000    2.27%  3 Month LIBOR          (164,972)

JP Morgan Chase & Co.    01/09/2006       30,000    2.16%  3 Month LIBOR           (31,009)

JP Morgan Chase & Co.    04/19/2006       30,000    2.42%  3 Month LIBOR            98,253

JP Morgan Chase & Co.    07/10/2006       30,000    2.96%  3 Month LIBOR          (348,774)
                                                                           $      (429,338)

For each swap noted, the Fund pays a fixed rate and receives a floating rate.

Note 6 - Capital:

Common Shares

The Fund has an unlimited amount of common shares, $0.001 par value, authorized and 23,352,574 issued and outstanding. Of this amount, the Fund issued 20,800,000 shares of common stock, in its initial public offering and issued, pursuant to an over allotment option to the underwriters, an additional 1,000,000 shares on May 16, 2003, 1,000,000 shares on June 9, 2003, and 500,000 shares on June 17, 2003. All of these shares were issued at $23.875 per share before a reimbursement of expenses to the underwriters of $0.0083 per share. In connection with the Fund's dividend reinvestment plan, the Fund did not issue any shares during the year ended October 31, 2004.

Offering expenses in connection with the issuance of the common shares of $1,165,200 have been borne by the Fund and have been charged against additional paid-in-capital. Advent Capital Management, LLC, the Fund's investment advisor (the "Advisor"), and Claymore Securities, Inc., the Fund's servicing agent (the "Servicing Agent"), have agreed to pay offering expenses (other than the sales load, but including the reimbursement of expenses to the underwriters) in excess of $0.5 per common share, or approximately $1,165,200. The Advisor and the Servicing Agent have also agreed to pay the Fund's organizational expenses of approximately $35,000.

Preferred Shares

On June 19, 2003, the Fund's Board of Trustees authorized the issuance of preferred shares, as part of the Fund's leverage strategy. Preferred shares issued by the Fund have seniority over the common shares.

On July 24, 2003, the Fund issued 2,150 shares of Preferred Shares Series M7, 2,150 shares of Preferred Shares Series T28, 2,150 shares of Preferred Shares Series W7 and 2,150 shares of Preferred Shares Series TH28 each with a liquidation value of $25,000 per share plus accrued dividends. In addition, on March 16, 2004, the Fund issued 1,200 shares of Preferred Shares Series F7 and 1,200 shares of Preferred Shares Series W28 each with a liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at a rate set through an auction process. Distributions of net realized capital gains, if any, are made annually.

Offering costs associated with the issuance of the preferred shares totaling $1,066,352 have been charged against the common share additional paid-in capital.

For the year ended October 31, 2004, the annualized dividend rates range from:

             High    Low     At 10/31/04
----------------------------------------
Series M7    1.90%   1.06%          1.85%
Series T28   1.95%   1.10%          1.95%
Series W7    1.93%   1.05%          1.87%
Series W28   1.95%   1.10%          1.90%
Series TH28  1.95%   1.08%          1.95%
Series F7    1.93%   1.05%          1.85%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Note 7 - Subsequent Event:

Subsequent to October 31, 2004, the Fund declared on November 1 and December 1, monthly dividends of $0.1718 per common share. These dividends are payable on November 30 and December 31 to shareholders of record on November 15 and December 15, respectively.

12 | Annual Report | October 31, 2004

AVK | Advent Claymore Convertible Securities and Income Fund

To the Shareholders and Board of Trustees of Advent Claymore Convertible Securities and Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights (after the adjustment described in Note e to the financial highlights) present fairly in all material respects, the financial position of Advent Claymore Convertible Securities and Income Fund, (the "Fund") at October 31, 2004, the results of its operations for the year then ended and the changes in its net assets applicable to common shareholders and the financial highlights for the year then ended and for the period April 30, 2003 (commencement of operations) through October 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
NEW YORK, NEW YORK

December 14, 2004

                                           Annual Report | October 31, 2004 | 13

AVK | Advent Claymore Convertible Securities and Income Fund | Notes to Financial Statements continued

Federal Income Tax Information

Qualified dividend income of as much as $841,564 was received by the Fund through October 31, 2004. The Fund intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For corporate shareholders, $1,836,405 of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

In January 2005, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in the calendar year 2004.

Results of Shareholder Votes

The Annual Meeting of the Shareholders of the Trust was held on October 28, 2004, where shareholders voted on the election of trustees.

(1) With regards to the election of the following trustees by the shareholders of the Trust:

                       Affirmative   Withhold
---------------------------------------------
Gerald L. Seizert       22,255,570    339,292
Ronald E. Toupin, Jr.   22,233,609    361,253
Derek Medina            22,228,867    365,955

The other trustees of the Trust whose terms did not expire in 2004 are Tracy V. Maitland, Nicholas Dalmaso, Ronald A. Nyberg and Michael A. Smart.

14 | Annual Report | October 31, 2004

AVK | Advent Claymore Convertible Securities and Income Fund

Trustees

The trustees of the Advent Claymore Convertible Securities and Income Fund and their principal occupations during the past five years:

---------------------------- -------------------------- ----------------------------------------- --------------------------------
Name, Address, Age           Term of Office             Principal Occupation during               Other Directorships
and Position(s) held         and Length of              the Past Five Years and                   Held by
with Registrant              Time Served                Other Affiliations                        Trustee
---------------------------- -------------------------- ----------------------------------------- --------------------------------
Independent Trustees:
---------------------------- -------------------------- ----------------------------------------- --------------------------------
Derek Medina                 3 years/since inception    Vice President, Business Affairs and      Director of Young Scholar's
ABC News                                                News Planning at ABC News from            Institute. Former Director of
47 West 66th Street                                     2003-present. Formerly, Executive         Episcopal Social Services.
New York, NY 10023                                      Director, Office of the President
Age: 37                                                 at ABC News from (2000-2003).
Trustee                                                 Former Associate at Cleary Gottlieb
                                                        Steen & Hamilton (law firm) (1995-1998).
                                                        Former associate in Corporate Finance at
                                                        J.P.Morgan/Morgan Guaranty (1988-1990).
---------------------------- -------------------------- ----------------------------------------- --------------------------------
Ronald A. Nyberg             3 years/since inception    Principal of Ronald A. Nyberg, Ltd.,      Trustee, MBIA Capital/Claymore
200 East 5th Avenue                                     a law firm specializing in corporate law, Managed Duration Investment
Suite 116                                               estate planning and business transactions Grade Municipal Fund; Western
Naperville, IL 60563                                    from 2000-present. Formerly, Executive    Asset/Claymore U.S. Treasury
Age: 51                                                 Vice President, General Counsel and       Inflation Protected Securities
Trustee                                                 Corporate Secretary of Van Kampen         Fund; Western Asset/Claymore
                                                        Investments (1982-1999). Former           U.S.Treasury Protected
                                                        associate of Querrey & Harrow, a law      Securities Fund 2;
                                                        firm (1978-1982).                         Dreman/Claymore Dividend &
                                                                                                  Income Fund; TS&W/Claymore
                                                                                                  Tax-Advantaged Balanced Fund;
                                                                                                  and Madison/Claymore Covered
                                                                                                  Call Fund.
---------------------------- -------------------------- ----------------------------------------- --------------------------------
Gerald L. Seizert, CFP       3 years/since inception    Chief Executive Officer of Seizert        Former Director of Loomis,
Seizert Capital Partners,                               Capital Partners, LLC, where he directs   Sayles and Co., L.P.
LLC                                                     the equity disciplines of the firm and
1668 S. Telegraph                                       serves as a co-manager of the firm's
Suite 120                                               hedge fund, Proper Associates, LLC from
Bloomfield Hills, MI 48302                              2000-present. Formerly, Co-Chief
Age: 52                                                 Executive (1998-1999) and a Managing
Trustee                                                 Partner and Chief Investment
                                                        Officer-Equities of Munder Capital
                                                        Management, LLC (1995-1999). Former
                                                        Vice President and Portfolio Manager
                                                        of Loomis, Sayles & Co., L.P.
                                                        (asset manager)(1984-1995). Former Vice
                                                        President and Portfolio Manager at
                                                        First of America Bank (1978-1984).
---------------------------- -------------------------- ----------------------------------------- --------------------------------
Ronald E. Toupin, Jr.        3 years/since inception    Formerly, Vice President, Manager and     Trustee, MBIA Capital/Claymore
117 Ashland Avenue                                      Portfolio Manager of Nuveen Asset         Managed Duration Investment
River Forest, II 60305                                  Management (1998-1999), Vice              Grade Municipal Fund; Western
Age: 46                                                 President of Nuveen Investment Advisory   Asset/Claymore U.S. Treasury
Trustee                                                 Corporation (1992-1999), Vice President   Inflation Protected Securities
                                                        and Manager of Nuveen Unit Investment     Fund; Western Asset/Claymore
                                                        Trusts (1991-1999), and Assistant         U.S.Treasury Inflation Protected
                                                        Vice President and Portfolio Manager of   Securities Fund 2;
                                                        Nuveen Unit Trusts (1988-1999), each of   Dreman/Claymore Dividend &
                                                        John Nuveen & Company, Inc. (asset        Income Fund; TS&W/Claymore
                                                        manager)(1982-1999).                      Tax-Advantaged Balance Fund; and
                                                                                                  Madison/Claymore Covered
                                                                                                  Call Fund.
---------------------------- -------------------------- ----------------------------------------- --------------------------------
Michael A. Smart             3 years/since inception    Managing Partner, Williams Capital        Director, Country Pure Foods.
Williams Capital Partners,                              Partners, L.P. Advisor to First Atlantic
L.P.                                                    Capital Ltd., equity firm (2001-present).
650 Fifth Avenue                                        Formerly, a Managing Director in
New York, NY 10019                                      Investment Banking-The Private Equity
Age: 44                                                 Group (1995-2001) and a Vice President
Trustee                                                 in Investment Banking-Corporate Finance
                                                        (1992-1995) at Merrill Lynch & Co.
                                                        Founding Partner of The Carpediem
                                                        Group, a private placement firm
                                                        (1991-1992). Former Associate at Dillon,
                                                        Read and Co. (investment bank)
                                                        (1988-1990).
---------------------------- -------------------------- ----------------------------------------- --------------------------------
Interested Trustees:
---------------------------- -------------------------- ----------------------------------------- --------------------------------
Tracy V. Maitland            3 years/since inception    President of Advent Capital Management,   None.
1065 Avenue of the Americas                             LLC, which he founded in June, 2001.
31st Floor                                              Prior to June, 2001, President of
New York, NY 10018                                      Advent Capital Management, a division
Age: 44                                                 of Utendahl Capital.
Trustee, President and
Chief Executive Officer
---------------------------- -------------------------- ----------------------------------------- --------------------------------
Nicholas Dalmaso             3 years/since inception    Senior Managing Director and General      Trustee, MBIA Capital/Claymore
2455 Corporate West Drive                               Counsel of Claymore Advisors, LLC and     Managed Duration Investment
Lisle, IL 60532                                         Claymore Securities, Inc. (2001-present). Grade Municipal Fund; Western
Age: 39                                                 Manager, Claymore Fund Management         Asset/Claymore U.S. Treasury
Trustee                                                 Company, LLC. Formerly, Assistant         Inflation Protected Securities
                                                        General Counsel, John Nuveen and Company, Fund; Western Asset/Claymore
                                                        Inc. (asset manager)(1999-2001). Former   U.S. Treasury Inflation
                                                        Vice President and Associate General      Protected Securities Fund 2;
                                                        Counsel of Van Kampen Investments, Inc.   Flaherty & Crumrine/Claymore
                                                        (1992-1999)                               Preferred Securities & Income
                                                                                                  Fund; Flaherty &
                                                                                                  Crumrine/Claymore Total Return
                                                                                                  Fund; Dreman/Claymore Dividend
                                                                                                  & Income Fund; TS&W/Claymore
                                                                                                  Tax-Advantaged Balanced Fund;
                                                                                                  and Madison/Claymore Covered
                                                                                                  Call Fund.
---------------------------- -------------------------- ----------------------------------------- --------------------------------

                                           Annual Report | October 31, 2004 | 15

AVK | Advent Claymore Convertible Securities and Income Fund

                                   (unaudited)

Unless the registered owner of common shares elects to receive cash by contacting the Plan Administrator, all dividends declared on common shares of the Fund will be automatically reinvested by the Bank of New York (the "Plan Administrator"), Administrator for shareholders in the Fund's Dividend Reinvestment Plan (the "Plan"), in additional common shares of the Fund. Participation in the Plan in completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder's common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a "Dividend") payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants' accounts, depending upon the circumstances described below, either
(i) through receipt of additional unissued but authorized common shares from the Fund ("Newly Issued Common Shares") or (ii) by purchase of outstanding common shares on the open market ("Open-Market Purchases") on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant's account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York, Two Hanson Place, Brooklyn, New York 11217, Attention: Irina Krylov, Phone Number: (718) 315-4818.

16 | Annual Report | October 31, 2004

Board of Trustees
Nicholas Dalmaso

Tracy V. Maitland

Derek Medina

Ronald A. Nyberg

Gerald L. Seizert

Michael A. Smart

Ronald E. Toupin, Jr.

Officers
Tracy V. Maitland
Chairman of the Board and
Chief Executive Officer

Les Levi
Vice President

F. Barry Nelson
Vice President and Assistant Secretary

Bruce S. Berger
Treasurer and Chief Financial Officer

Rodd Baxter
Secretary

Investment Advisor
Advent Capital Management, LLC
1065 Avenue of the Americas, 31st Floor
New York, New York 10018

Servicing Agent
Claymore Securities, Inc.
Lisle, Illinois

Administrator, Custodian and Transfer Agent
The Bank of New York
New York, New York

Preferred Stock - Dividend Paying Agent
The Bank of New York
New York, New York

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, New York

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
New York, New York

Privacy Principles of the Fund

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about its shareholders to employees of the Fund's investment advisor and its affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of Advent Claymore Convertible Securities and Income Fund?

..    If your shares are held in a Brokerage Account, contact your Broker.

..    If you have physical possession of your shares in certificate form, contact the Fund's Administrator, Custodian and Transfer Agent.

The Bank of New York, 111 Sanders Creek Parkway, East Syracuse, New York 13057
(800) 701-8178

This report is sent to shareholders of Advent Claymore Convertible Securities and Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 345-7999 or on the Securities & Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (800) 345-7999 or by accessing the Fund's Form N-PX on the Commission's website at http://www.sec.gov.

The Fund files it complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q are available on the SEC website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

                                           Annual Report | October 31, 2004 | 17

     Advent Capital Management, LLC
     1065 Avenue of the Americas                   [Graphic Appears Here]
     New  York, New York 10018

                                                                     AVK AR 1004

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)     Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)     Not applicable.

(f)     (1) The registrant's Code of Ethics is attached hereto as an exhibit.

        (2) N/A

        (3) N/A

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has three audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: Gerald L. Seizert, Michael A. Smart and Ronald Toupin. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

                                  2004: $70,000
                                  2003: $65,000

b). Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item are as follows:

                                  2004: $37,500
                                  2003: $45,500

c). Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

                                  2004: $6,500
                                  2003: $6,500

 d). All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

                                  2004: n/a
                                  2003: n/a

(e)     Audit Committee Pre-Approval Policies and Procedures.

        (i) Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

                                                                         ANNEX A

                       AUDIT COMMITTEE PRE-APPROVAL POLICY
                                       OF
             ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND

                        AS ADOPTED BY THE AUDIT COMMITTEE
                                    JUNE 2003

Statement of Principles

        The Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of Advent Claymore Convertible Securities and Income Fund (the "Trust,") is required to pre-approve all Covered Services (as defined in the Audit Committee Charter) in order to assure that the provision of the Covered Services does not impair the auditors' independence. Unless a type of service to be provided by the Independent Auditor (as defined in the Audit Committee Charter) is pre-approved in accordance with the terms of this Audit Committee Pre-Approval Policy (the "Policy"), it will require specific pre-approval by the Audit Committee or by any member of the Audit Committee to which pre-approval authority has been delegated.

        This Policy and the appendices to this Policy describe the Audit, Audit-Related, Tax and All Other services that are Covered Services and that have been pre-approved under this Policy. The appendices hereto sometimes are referred to herein as the "Service Pre-Approval Documents". The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. At its June meeting of each calendar year, the Audit Committee will review and re-approve this Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both. The Audit Committee hereby directs that each version of this Policy and the Service Pre-Approval Documents approved, re-approved or amended from time to time be maintained with the books and records of the Trust.

Delegation

        In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. The Audit Committee expects pre-approval of Covered Services by the Chairman pursuant to this delegated authority to be the exception rather than the rule and may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

Pre-Approved Fee Levels

        Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

Audit Services

        The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

        In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

Audit-Related Services

        Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Trust and, to the extent they are Covered Services, the other Covered Entities (as defined in the Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

Tax Services

        The Audit Committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

All Other Services

        All Other services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

Procedures

        Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the SEC's rules on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

        (ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant's engagement to audit the Fund's financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Fund, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Fund for the period from November 1, 2003 to October 31, 2004 were $0.

(h)     n/a

Item 5. Audit Committee of Listed Registrants.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Gerald L. Seizert, Michael A. Smart and Ronald Toupin.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, Advent Capital Management, LLC (the "Advisor"). The Advisor's Proxy Voting Policies and Procedures are included as an exhibit hereto.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 9. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1)  Code of Ethics.

(a)(2) Certification of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

(c)     Proxy Voting Policies and Procedures.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advent Claymore Convertible Securities and Income Fund

By:
    ------------------------------------------

Name:   Tracy V. Maitland

Title:  President and Chief Executive Officer

Date:

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
    ------------------------------------------

Name:   Tracy V. Maitland

Title:  President and Chief Executive Officer

Date:

By:
    ------------------------------------------

Name:   Bruce S. Berger

Title:  Treasurer and Chief Financial Officer

Date: